Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
IronBridge Large Cap Fund (Prospectus Summary): | IronBridge Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	IRONBRIDGE FUNDS, INC.
Supplement Text	ck0001487592_SupplementTextBlock

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED MARCH 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

EXPLANATORY NOTES:

The IronBridge Large Cap Fund (the “Large Cap Fund”), a series of IronBridge Funds, Inc. (the “Company”), is commencing operations as of the date hereof.  In connection therewith, at a meeting held on February 23, 2012, the Company’s Board of Directors (the “Board”) approved a reduction in the management fees payable to IronBridge Capital Management, L.P., the Large Cap Fund’s investment adviser, from 0.75% to 0.65% of the average daily net assets of the Large Cap Fund and a reduction of the cap on the Large Cap Fund’s operating expenses (subject to the specified exclusions) from 0.85% to 0.80% of the Large Cap Fund’s average net assets.  As a result of the foregoing, the Large Cap Fund’s prospectus dated November 1, 2011 (the “Prospectus”), is modified as set forth herein, in each case effective as of the date hereof.

In addition, as of the date hereof, the directors of the Company are Walter H. Clark, James W. Haugh and James M. Snyder.

MODIFICATIONS TO THE PROSPECTUS:

Annual Fund Operating Expenses

The Annual Fund Operating Expenses table in the Prospectus, including any footnotes thereto, is deleted in its entirety and is replaced by the following:

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-11-1
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	The information provided under the heading “Expense Example” in the Prospectus is deleted in its entirety and is replaced by the following:
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The last sentence of the paragraph under the heading “Portfolio Turnover” is revised to read “As the Large Cap Fund had not yet commenced operations prior to the date hereof, it does not yet have a portfolio turnover history.”

IronBridge Large Cap Fund | IronBridge Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBLCX
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	477

[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Large Cap Fund to the extent necessary to ensure that the Large Cap Fund’s operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 0.80% of the Large Cap Fund’s average net assets. The fee waiver and expense reimbursement agreement is in effect through November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal.Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company’s Board of Directors.To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Large Cap Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.